VARIABLE INTEREST ENTITIES (Narrative) (Details)						12 Months Ended
	Aug. 01, 2015 USD ($)	Apr. 30, 2015 USD ($) sublease	Oct. 10, 2014 USD ($)	May 15, 2014 USD ($)	Jun. 22, 2013 facility	Dec. 31, 2016 USD ($)	Oct. 06, 2016	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jul. 17, 2015	Jun. 30, 2015	Jun. 11, 2015 USD ($)	Mar. 03, 2014 USD ($) $ / shares	Mar. 01, 2014 USD ($)
Variable Interest Entity [Line Items]
Amount of asset purchase agreement									$ 6,850,000			$ 6,750,000
Interest rate of notes receivable (percent)							10.00%
Fixed interest rate (as a percent)											18.00%
Outstanding amount						$ 0
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Notes payable						95,000
Loss						$ 1,600,000
Riverchase Village Facility
Variable Interest Entity [Line Items]
Real estate tax expense				$ 92,323
Christopher Brogdon, the Company's Vice Chairman | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Ownership percentage						5.00%
Christopher Brogdon, the Company's Vice Chairman | Riverchase Village Facility
Variable Interest Entity [Line Items]
Ownership percentage					5.00%
Variable Interest Entity, Not Primary Beneficiary | Aria Health Consulting LLC
Variable Interest Entity [Line Items]
One-time lease payment		$ 2,000,000
Number of sub-lease agreements | sublease		8
Monthly rent expense		$ 29,500
Riverchase Village ADK LLC | Riverchase Village Facility
Variable Interest Entity [Line Items]
Capacity of assisted living facility (in numbers of bed) | facility					105
Management Agreement Termination | Christopher Brogdon, the Company's Vice Chairman
Variable Interest Entity [Line Items]
Notes payable				$ 615,986									$ 523,663	$ 523,663
Management Agreement Termination | Riverchase Village ADK LLC | Christopher Brogdon, the Company's Vice Chairman | Riverchase Village Facility
Variable Interest Entity [Line Items]
Exercise price (usd per share) | $ / shares													$ 1.00
Percentage of sales proceeds													500
Letter Agreement Second Amendment | Christopher Brogdon, the Company's Vice Chairman
Variable Interest Entity [Line Items]
Amount of tax payment			$ 92,323
Consulting fee payable, as per the amended agreement			255,000
Riverchase Village ADK LLC | Cantone Asset Management LLC
Variable Interest Entity [Line Items]
Principal amount of note receivable			177,323
Riverchase Village ADK LLC | Senior debt Bonds, net of discount | Cantone Asset Management LLC
Variable Interest Entity [Line Items]
Repayments of debt			$ 85,000
Notes Receivable | Aria Health Consulting LLC | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Interest rate of notes receivable (percent)										13.50%
Outstanding principal amount of note								$ 1,000,000
Peach Health Care | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Loans receivable						$ 1,000,000
LOC fixed interest rate (percent)						13.50%
Outstanding amount						$ 700,000
Ohio | Beacon Facilities | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Notes payable						$ 600,000
Payments for fees	$ 600,000
Fixed interest rate (as a percent)						18.00%